General and administrative expenses	12 Months Ended
Dec. 31, 2021
General and administrative expenses
General and administrative expenses

20          General and administrative expenses

	2021	2020	2019

	US $’000
Salaries and related expenses	192,999	115,349	105,354
Office equipment and maintenance	15,054	11,625	12,019
Depreciation and amortization	22,964	22,540	19,171
Consulting and legal fees	19,923	4,090	4,714
Travel and vehicle expenses	2,049	1,674	3,562
Other	14,720	7,932	6,785
	267,709	163,210	151,605